Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Activities
Net loss for the year	$ (5,524,828)	$ (5,230,946)
Adjustments for:
Change in estimate and accretion of ARO	(465,538)	(286,545)
Share-based compensation	2,464,626	756,784
Depreciation	363,001	230,592
Non-cash interest and finance costs	430,646	597,227
Foreign exchange loss	(5,960)
Flow-through premium	(102,524)	(4,192)
Fair value revaluation - marketable securities	(3,879,293)	(103,897)
Changes in non-cash working capital items
Amounts receivable	(176,372)	(103,847)
Prepaid expenses and other assets	(129,171)	(100,385)
Accounts payable and accrued liabilities	1,042,188	933,913
Deferred revenue	414,323
Cash Used in Operating Activities	(5,568,902)	(3,311,296)
Investing Activities
Purchase of marketable securities	(75,000)	(1,000,000)
Purchase of property, plant, and equipment	(179,494)	(452,988)
Restricted cash advanced		(162,000)
Proceeds - sales of marketable securities	775,932	27,755
Cash Provided by (Used in) Investing Activities	521,438	(1,587,233)
Financing Activities
Proceeds from issuance of common shares	3,305,907	1,814,999
Share issuance costs	(252,277)	(145,395)
Interest payment on secured convertible debenture		(33,000)
Repayment of lease liabilities	(79,370)	(31,975)
Loan proceeds	690,446
Proceeds from warrants exercised	807,791
Proceeds from stock options exercised	811,150
Cash Provided by Financing Activities	5,283,647	1,604,629
Net change in cash and cash equivalent for the year	236,183	(3,293,900)
Cash and cash equivalent - beginning of year	1,462,218	4,756,118
Cash and cash equivalent - end of year	1,698,401	1,462,218
Non-cash transactions:
Property, plant and equipment purchase in accounts payable and accrued liabilities	142,013
Fair value of stock options exercised	539,578
Fair value of shares issued to settle RSUs vested	300,000
Reclassification of the equity component of convertible debentures upon conversion	172,626	12,303
Shares issued to settle convertible debentures and interest	5,025,114	314,262
Initial recognition of flow-through premium liability		106,716
Initial recognition of right-of-use assets and lease liabilities	212,071	64,476
Breakdown of cash and cash equivalent:
Cash	1,640,901	1,402,218
GIC	57,500	60,000
Cash and cash equivalent - end of year	$ 1,698,401	$ 1,462,218